Xtrackers FTSE Developed ex US Multifactor ETF Annual Fund Operating Expenses - Xtrackers FTSE Developed ex US Multifactor ETF - Xtrackers FTSE Developed ex US Multifactor ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.24%